TOWLE VALUE ETF
SCHEDULE OF INVESTMENTS
August 31, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.1%
Communication Services - 2.0%
Publishing - 2.0%
Scholastic Corp.	105,648	$4,056,883

Consumer Discretionary - 22.5%
Apparel, Accessories & Luxury Goods - 3.2%
Lululemon Athletica, Inc. (a)	21,970	2,642,112
PVH Corp.	52,665	3,905,637
		6,547,749
Automobile Manufacturers - 1.2%
Stellantis NV (a)	437,345	2,401,024

Automotive Parts & Equipment - 9.8%
BorgWarner, Inc.	76,407	4,902,273
Fox Factory Holding Corp. (a)	230,177	4,702,516
Lear Corp.	38,043	4,754,995
Magna International, Inc.	89,150	5,845,565
		20,205,349
Distributors - 2.8%
Gold.com, Inc.	126,205	5,675,439

Household Appliances - 1.4%
Helen of Troy Ltd. (a)	96,743	2,911,964

Motorcycle Manufacturers - 2.8%
Harley-Davidson, Inc.	206,119	5,688,885

Restaurants - 1.3%
Cracker Barrel Old Country Store, Inc.	49,543	2,736,755
Total Consumer Discretionary		46,167,165

Consumer Staples - 7.1%
Food Distributors - 2.7%
United Natural Foods, Inc. (a)	126,601	5,552,720

Food Retail - 3.3%
Grocery Outlet Holding Corp. (a)	238,071	2,844,948
Ingles Markets, Inc. - Class A	47,771	3,907,668
		6,752,616

TOWLE VALUE ETF
SCHEDULE OF INVESTMENTS
August 31, 2026 (Unaudited)

	Shares	Value
Personal Care Products - 1.1%
BellRing Brands, Inc. (a)	215,278	$2,318,544
Total Consumer Staples		14,623,880

Energy - 7.4%
Oil & Gas Equipment & Services - 2.2%
NOV, Inc.	214,076	4,557,678

Oil & Gas Refining & Marketing - 5.2%
Par Pacific Holdings, Inc. (a)	49,116	3,925,351
PBF Energy, Inc. - Class A	61,073	4,457,718
World Kinect Corp.	65,774	2,351,421
		10,734,490
Total Energy		15,292,168

Financials - 11.1%
Asset Management & Custody Banks - 2.5%
Artisan Partners Asset Management, Inc. - Class A	120,949	5,148,799

Life & Health Insurance - 2.4%
Oscar Health, Inc. - Class A (a)	165,770	4,966,469

Regional Banks - 5.0%
Capitol Federal Financial, Inc.	327,800	2,822,358
Eastern Bankshares, Inc.	111,242	2,442,875
First Busey Corp.	87,840	2,643,984
Prosperity Bancshares, Inc.	31,329	2,241,903
		10,151,120
Transaction & Payment Processing Services - 1.2%
Shift4 Payments, Inc. - Class A (a)	59,468	2,514,307
Total Financials		22,780,695

Health Care - 8.8%
Health Care Services - 3.7%
AMN Healthcare Services, Inc. (a)	78,055	2,675,725
Astrana Health, Inc. (a)	128,245	4,887,417
		7,563,142
Managed Health Care - 5.1%
Molina Healthcare, Inc. (a)	26,618	5,290,860

TOWLE VALUE ETF
SCHEDULE OF INVESTMENTS
August 31, 2026 (Unaudited)

	Shares	Value
Progyny, Inc. (a)	203,493	$5,207,386
		10,498,246
Total Health Care		18,061,388

Industrials - 13.7%
Cargo Ground Transportation - 2.2%
ArcBest Corp.	32,514	4,485,957

Commercial Printing - 2.2%
Deluxe Corp.	197,513	4,562,550

Construction & Engineering - 2.3%
Fluor Corp. (a)	84,751	4,619,777

Human Resource & Employment Services - 7.0%
Insperity, Inc.	102,485	5,467,575
Kforce, Inc.	45,991	2,648,162
ManpowerGroup, Inc.	50,515	3,179,919
TriNet Group, Inc.	44,178	3,105,271
		14,400,927
Total Industrials		28,069,211

Information Technology - 20.1%
Application Software - 5.8%
Five9, Inc. (a)	224,215	7,748,870
PagerDuty, Inc. (a)	291,446	4,121,047
		11,869,917
Electronic Manufacturing Services - 3.0%
Methode Electronics, Inc.	340,274	6,203,195

IT Consulting & Other Services - 1.3%
DXC Technology Co. (a)	243,176	2,747,889

Systems Software - 1.6%
Rapid7, Inc. (a)	243,163	3,272,974

Technology Distributors - 8.4%
Arrow Electronics, Inc. (a)	29,925	6,117,568
Ingram Micro Holding Corp.	169,296	4,769,068
TD SYNNEX Corp.	25,100	6,346,535
		17,233,171
Total Information Technology		41,327,146

TOWLE VALUE ETF
SCHEDULE OF INVESTMENTS
August 31, 2026 (Unaudited)

	Shares	Value
Materials - 3.5%
Commodity Chemicals - 1.0%
AdvanSix, Inc.	123,288	$2,072,471

Specialty Chemicals - 1.4%
Innospec, Inc.	30,368	2,850,340

Steel - 1.1%
Ryerson Holding Corp.	86,879	2,177,188
Total Materials		7,099,999

Real Estate - 2.9%
Real Estate Services - 2.9%
Compass, Inc. - Class A (a)	554,815	5,858,846
TOTAL COMMON STOCKS (Cost $162,591,356)		203,337,381

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.9%
First American Government Obligations Fund - Class X, 3.59% (b)	1,750,703	1,750,703
TOTAL MONEY MARKET FUNDS (Cost $1,750,703)		1,750,703

TOTAL INVESTMENTS - 100.0% (Cost $164,342,059)		$205,088,084
Other Assets in Excess of Liabilities - 0.0% (c)		1,820
TOTAL NET ASSETS - 100.0%		$205,089,904

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized yield as of August 31, 2026.
(c)	Represents less than 0.05% of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

TOWLE VALUE ETF

Summary of Fair Value Disclosures as of August 31, 2026 (Unaudited)

Towle Value ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of August 31, 2026:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investments
Common Stocks	$203,337,381	$—	$—	$203,337,381
Money Market Funds	1,750,703	—	—	1,750,703
Total Investments	$205,088,084	$—	$—	$205,088,084

Refer to the Schedule of Investments for further disaggregation of investment categories.

During the fiscal period ended August 31, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.